Acquisitions - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions				12 Months Ended
		Jul. 31, 2020	Mar. 20, 2019	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018	Jul. 02, 2020	Apr. 15, 2019
Business Acquisition and Equity Method Investment [Line Items]
Equity-based compensation				$ 525	$ 711	$ 393
RSU compensation expense	[1]			424	627	306
Equity Method Investment, Realized Gain (Loss) on Disposal				65	0	0
Equity in the income (loss) of investees				$ 651	$ (103)	(102)
Equity Interest Held by TFCF
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal						10,800
Equity in the income (loss) of investees						500
Hulu LLC
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest			60.00%	67.00%	67.00%
Hulu Gain			$ 4,800
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage			30.00%
Hulu LLC | Equity Interest Held by TFCF
Business Acquisition and Equity Method Investment [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage			30.00%
Equity Method Investment, Ownership Interest			30.00%
Hulu LLC | Equity Interest Held by Warner Media LLC
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest								10.00%
Redeemable Noncontrolling Interest, Equity, Redemption Value								$ 1,400
Hulu LLC | Equity Interest Held by NBC Universal
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest				33.00%
Endemol Shine Group
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest							50.00%
Proceeds from Sale of Equity Method Investments		$ 147
Tata Sky Limited
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest				30.00%
Sky plc | Equity Interest Held by TFCF
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal					$ 10,800
Equity in the income (loss) of investees					$ 500
Equity Method Investment, Other Transaction Details					39.00%
Hulu Redemption, NBC Universal Participates | Hulu LLC
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest				67.00%
Discontinued Operations [Member] | Pro Forma
Business Acquisition and Equity Method Investment [Line Items]
Disposal Group, Including Discontinued Operation, Operating Income (Loss)					$ 900	600
Restricted Stock Units
Business Acquisition and Equity Method Investment [Line Items]
Unrecognized compensation costs				$ 850
TFCF
Business Acquisition and Equity Method Investment [Line Items]
Business Combination, Consideration Transferred			$ 69,500
Payments to Acquire Businesses, Gross			35,700
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 33,800
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			307
Business Acquisition, Share Price			$ 110.00
Equity-based compensation			$ 361
RSU compensation expense					164
Business Combination, Acquired Receivable, Fair Value			5,200
Business Combination, Acquired Receivables, Gross Contractual Amount			$ 5,500
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized					300
TFCF | Endemol Shine Group
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest			50.00%
TFCF | Tata Sky Limited
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest			30.00%
TFCF | Pro Forma
Business Acquisition and Equity Method Investment [Line Items]
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized						400
Interest Expense, Debt					400	500
TFCF | Selling, General and Administrative Expenses
Business Acquisition and Equity Method Investment [Line Items]
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized					200
TFCF | Interest expense, net
Business Acquisition and Equity Method Investment [Line Items]
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized					100
TFCF | Film and Television Production Cost | Pro Forma
Business Acquisition and Equity Method Investment [Line Items]
Amortization					3,100	3,400
TFCF | Film and Television Production Cost | Regional Sports Networks | Pro Forma
Business Acquisition and Equity Method Investment [Line Items]
Amortization					$ 400	800
TFCF | Public Debt
Business Acquisition and Equity Method Investment [Line Items]
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Noncurrent Liabilities Long Term Debt, Principle Balance of Notes Exchanged			$ 16,800
TFCF | Restricted Stock Units
Business Acquisition and Equity Method Investment [Line Items]
Unrecognized compensation costs			219
TFCF | Acceleration
Business Acquisition and Equity Method Investment [Line Items]
RSU compensation expense			$ 164
TFCF | Acceleration | Pro Forma
Business Acquisition and Equity Method Investment [Line Items]
RSU compensation expense						$ 200
Distribution Rights | TFCF
Business Acquisition and Equity Method Investment [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			9 years
Trademarks and Trade Names | TFCF
Business Acquisition and Equity Method Investment [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			16 years

[1]	Fiscal 2019 includes a $164 million charge for acceleration of TFCF performance RSUs converted to Company RSUs in connection with the TFCF acquisition (see Note 4).